Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash And Cash Equivalents [Abstract]
Cash on hand and at banks	$ 24,551,490	$ 27,680,158
Money market funds	7,833,886	12,112,575
Total cash and cash equivalents	$ 32,385,376	$ 39,792,733	$ 19,205,184	$ 24,808,596